RELATED PARTY TRANSACTIONS (Details) (USD $)	3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Due to related parties	$ 525,984	$ 510,962
Royalty percentage	15.00%
Issuance of common stock for services, shares	4,500,000
Issuance of common stock for services	458,000
Payment per option	100
Options cancelled	8,600,000
Silver Falcon Mining, Inc. [Member]
Related Party Transaction [Line Items]
Due to related parties	324,472
Monthly nonaccountable expense allowance	83,333
Diamond Creek Mill, Inc. [Member]
Related Party Transaction [Line Items]
Due to related parties	2,550
Pierre Quilliam [Member]
Related Party Transaction [Line Items]
Due to related parties	417
Issuance of common stock for services, shares
Issuance of common stock for services
Options cancelled	1,800,000
Compensation commitment	250,000
Compensation commitment term	5 years
Palmirs, Inc. [Member]
Related Party Transaction [Line Items]
Due to related parties	1,700
Bisell Investments, Inc. [Member]
Related Party Transaction [Line Items]
Due to related parties	200,145
Issuance of common stock for services, shares	2,000,000
Issuance of common stock for services	300,000
Officers, Directors and Significant Shareholders [Member]
Related Party Transaction [Line Items]
Issuance of common stock for services, shares	17,000,000
Issuance of common stock for services	3,150,000
Share price (in dollars per share)	$ 0.15
Paul Parliament [Member]
Related Party Transaction [Line Items]
Issuance of common stock for services, shares	500,000
Issuance of common stock for services	75,000
Lewis Georges [Member]
Related Party Transaction [Line Items]
Issuance of common stock for services, shares	500,000
Issuance of common stock for services	75,000
Christian Quilliam [Member]
Related Party Transaction [Line Items]
Issuance of common stock for services, shares	5,000,000
Issuance of common stock for services	750,000
Options cancelled	1,700,000
New Vision Financial, Ltd. [Member]
Related Party Transaction [Line Items]
Issuance of common stock for services, shares	2,000,000
Issuance of common stock for services	300,000
Allan Breitkreuz [Member]
Related Party Transaction [Line Items]
Issuance of common stock for services, shares	3,000,000
Issuance of common stock for services	450,000
Options cancelled	1,700,000
Denise Quilliam [Member]
Related Party Transaction [Line Items]
Issuance of common stock for services, shares	4,000,000
Issuance of common stock for services	600,000
Options cancelled	1,325,000
Pascale Tutt [Member]
Related Party Transaction [Line Items]
Options cancelled	375,000
Pascale Quilliam [Member]
Related Party Transaction [Line Items]
Issuance of common stock for services, shares	500,000
Issuance of common stock for services	75,000
Compensation commitment	150,000
Compensation commitment term	5 years
Q-Prompt, Inc.[Member]
Related Party Transaction [Line Items]
Issuance of common stock for services, shares	1,000,000
Issuance of common stock for services	150,000
Compensation commitment	0
Compensation commitment term	5 years
Thomas C. Ridenour [Member]
Related Party Transaction [Line Items]
Issuance of common stock for services, shares	3,000,000
Issuance of common stock for services	450,000
Options cancelled	1,700,000
Compensation commitment	$ 185,000
Compensation commitment term	5 years